Note 21 - Parent Company - Condensed Statement of Comprehensive Income (Details) - USD ($) $ in Thousands	3 Months Ended								12 Months Ended
	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Total income	$ 13,436	$ 13,885	$ 13,720	$ 13,484	$ 13,459	$ 12,829	$ 12,129	$ 11,940	$ 54,525	$ 50,357
Interest expense	3,128	3,307	3,451	3,254	2,998	2,584	2,287	2,040	13,140	9,909
Income before income tax benefit	3,775	3,930	3,976	3,622	3,985	3,897	3,578	3,133	15,303	14,593
Income tax benefit	634	661	686	611	560	593	481	528	2,592	2,162
NET INCOME	$ 3,141	$ 3,269	$ 3,290	$ 3,011	$ 3,425	$ 3,304	$ 3,097	$ 2,605	12,711	12,431
Comprehensive Income									14,707	11,140
Parent Company [Member]
Gain (loss) on equity securities									94	(9)
Other									12	9
Total income									5,556	4,650
Interest expense									343	325
Other									2,949	2,119
Total expenses									3,292	2,444
Income before income tax benefit									2,264	2,206
Income tax benefit									(669)	(513)
Income before equity in undistributed net income of subsidiaries									2,933	2,719
Equity in undistributed net income of subsidiaries									9,778	9,712
NET INCOME									12,711	12,431
Comprehensive Income									14,707	11,140
Parent Company [Member] | Subsidiary Banks [Member]
Dividends from subsidiary									4,450	4,650
Parent Company [Member] | Non Bank Subsidiary [Member]
Dividends from subsidiary									$ 1,000